MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.2%
	AEROSPACE & DEFENSE — 1.9%
100,000	AeroVironment, Inc.(a)	(2.3700)	07/15/30	$112,633
10,000,000	Boeing Company - Bank of America Finance, LLC Synthetic(e)	5.0000	05/27/27	10,677,000
100,000	RTX Corporation - Morgan Stanley Finance, LLC Synthetic(e)	5.7860	11/06/26	163,990
				10,953,623
	ASSET MANAGEMENT — 2.3%
13,000,000	Capital Southwest Corporation	5.1250	11/15/29	13,148,081

	AUTOMOTIVE — 2.6%
15,000,000	Ford Motor Company(a)	1.0100	03/15/26	14,906,814

	BEVERAGES — 0.0%(b)
100,000	MGP Ingredients, Inc.	1.8750	11/15/41	95,043

	BIOTECH & PHARMA — 15.9%
100,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic (e)	1.4700	02/03/28	132,670
16,000,000	AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	5.2200	04/26/28	16,112,000
20,000,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	17,228,952
18,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	16,992,243
100,000	Dynavax Technologies Corporation(c)	2.0000	03/15/30	94,732
1,800,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	1,863,308
11,500,000	Jazz Investments I Ltd.	2.0000	06/15/26	11,810,120
10,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	10,042,000
100,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	94,000
13,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	12,374,700
5,000,000	Merck & Co., Inc. - UBS AG Synthetic(e)	1.7721	05/25/28	4,797,000
100,000	Pacira BioSciences, Inc.	0.7500	08/01/25	99,744
100,000	Pacira BioSciences, Inc.	2.1250	05/15/29	94,666
				91,736,135
	ELECTRIC UTILITIES — 3.8%
100,000	Alliant Energy Corporation	3.8750	03/15/26	106,386
10,000,000	Alliant Energy Corporation(c)	3.2500	05/30/28	10,209,367
100,000	CenterPoint Energy, Inc.	4.2500	08/15/26	111,356
100,000	CMS Energy Corporation	3.3750	05/01/28	109,669
1

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.2% (Continued)
	ELECTRIC UTILITIES — 3.8% (Continued)
909,000	FirstEnergy Corporation(c)	3.6250	01/15/29	$936,464
100,000	Ormat Technologies, Inc.	2.5000	07/15/27	113,552
10,000,000	PG&E Corporation	4.2500	12/01/27	9,986,624
100,000	PPL Capital Funding, Inc.	2.8750	03/15/28	111,696
100,000	Southern Company(c)	3.2500	06/15/28	101,359
				21,786,473
	ELECTRICAL EQUIPMENT — 0.1%
100,000	Advanced Energy Industries, Inc.	2.5000	09/15/28	122,868
100,000	Itron, Inc.(a)	(13.040)	03/15/26	108,827
100,000	OSI Systems, Inc.(c)	2.2500	08/01/29	133,962
				365,657
	ENGINEERING & CONSTRUCTION — 1.5%
6,000,000	Fluor Corporation	1.1250	08/15/29	8,451,318
100,000	Granite Construction, Inc.	3.2500	06/15/30	137,209
100,000	Tetra Tech, Inc.	2.2500	08/15/28	114,057
				8,702,584
	GAS & WATER UTILITIES — 0.0%(b)
100,000	American Water Capital Corporation	3.6250	06/15/26	100,594

	HOME CONSTRUCTION — 2.8%
16,500,000	Meritage Homes Corporation	1.7500	05/15/28	16,316,451

	HOUSEHOLD PRODUCTS — 2.7%
17,000,000	Spectrum Brands, Inc.	3.3750	06/01/29	15,497,485

	INSURANCE — 6.2%
16,000,000	Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic(e)	4.3804	01/07/28	15,678,400
9,000,000	Fairfax Financial Holdings Limiited - Bank of Montreal Synthetic(c),(e)	4.4950	07/08/27	8,771,400
8,000,000	Fairfax Financial Holdings Limited - Bank of Montreal Synthetic(c),(e)	4.6000	06/28/27	7,801,600
4,000,000	Fairfax Financial Holdings Limited - Bank of Montreal Synthetic(c),(e)	4.6500	06/27/28	3,916,800
				36,168,200
	INTERNET MEDIA & SERVICES — 13.0%
100,000	Airbnb, Inc.(a)	5.1400	03/15/26	96,901
100,000	Alphabet, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	5.4000	09/24/26	121,350
2

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.2% (Continued)
	INTERNET MEDIA & SERVICES — 13.0% (Continued)
8,000,000	Alphabet, Inc. - UBS AG Synthetic (e)	5.8400	09/25/26	$9,608,800
4,000,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	09/24/25	5,789,200
18,000,000	Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic(e)	4.8600	02/24/27	17,965,800
100,000	Expedia Group, Inc.(a)	2.4200	02/15/26	98,698
16,000,000	Lyft, Inc.	0.6250	03/01/29	16,408,473
7,000,000	Spotify USA, Inc.(a)	(34.040)	03/15/26	8,880,033
10,000,000	Uber Technologies, Inc.(a)	(32.320)	12/15/25	11,380,515
4,545,000	Uber Technologies, Inc.(c),(e)	4.5700	05/15/28	5,091,324
				75,441,094
	LEISURE / ENTERTAINMENT — 2.5%
6,000,000	Walt Disney Company - Barclays Bank PLC Synthetic (e)	5.5800	03/02/26	6,068,400
8,000,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic(e)	5.0858	02/27/26	8,188,000
				14,256,400
	LEISURE FACILITIES & SERVICES — 2.4%
15,000,000	DraftKings, Inc.(a)	3.6100	03/15/28	13,669,551

	LEISURE PRODUCTS — 5.3%
100,000	LCI Industries	1.1250	05/15/26	97,049
14,000,000	LCI Industries(c)	3.0000	03/01/30	14,466,769
19,000,000	Winnebago Industries, Inc.	3.2500	01/15/30	16,633,312
				31,197,130
	MACHINERY — 6.1%
13,000,000	Caterpillar, Inc. - Canadian Imperial Bank of Commerce Synthetic (e)	4.5700	05/19/27	14,218,750
5,000,000	Cummins, Inc. - Barclays Bank PLC Synthetic(e)	4.9100	02/12/26	6,296,000
15,000,000	Deere & Company - Bank of America Finance LLC Synthetic(e)	4.2900	05/18/28	14,955,000
100,000	John Bean Technologies Corporation	0.2500	05/15/26	101,696
				35,571,446
	MEDICAL EQUIPMENT & DEVICES — 4.6%
100,000	Dexcom, Inc.	0.2500	11/15/25	98,588
10,000,000	Dexcom, Inc.	0.3750	05/15/28	9,255,244
100,000	Haemonetics Corporation	2.5000	06/01/29	99,910
1,000,000	LeMaitre Vascular, Inc.(c)	2.5000	02/01/30	999,624
16,000,000	LivaNova plc	2.5000	03/15/29	16,034,230
3

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 4.6% (Continued)
100,000	Repligen Corporation	1.0000	12/15/28	$97,473
				26,585,069
	OIL & GAS — 3.3%
100,000	Chevron Corporation - Bank of America Finance LLC Synthetic(e)	1.9500	10/27/28	119,410
12,000,000	Schlumberger Limited - Royal Bank of Canada Synthetic(e)	4.6400	09/25/27	11,277,600
100,000	Shell PLC - BofA Finance, LLC Synthetic(e)	4.5500	12/18/25	109,100
7,000,000	Shell PLC - JPMorgan Chase Financial Company, LLC Synthetic (e)	4.9800	12/17/25	7,515,200
				19,021,310
	SEMICONDUCTORS — 11.1%
100,000	MACOM Technology Solutions Holdings, Inc.(a),(c)	(1.0200)	12/15/29	104,574
7,000,000	NVIDIA Corporation - Barclays Bank PLC Synthetic(e)	4.9100	11/29/27	7,011,900
8,000,000	NVIDIA Corporation - Morgan Stanley Finance, LLC Synthetic (e)	4.6727	11/24/27	8,179,200
18,000,000	ON Semiconductor Corporation	0.5000	03/01/29	17,114,361
15,000,000	Synaptics, Inc.(c)	0.7500	12/01/31	14,201,240
19,000,000	Vishay Intertechnology, Inc.	2.2500	09/15/30	17,432,380
				64,043,655
	SOFTWARE — 5.8%
14,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	13,458,656
100,000	Akamai Technologies, Inc.	1.1250	02/15/29	94,077
1,000,000	Box, Inc.(c)	1.5000	09/15/29	1,005,626
5,000,000	Five9, Inc.	1.0000	03/15/29	4,390,021
13,000,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(e)	4.8900	02/03/27	14,462,500
100,000	Nice Ltd.(a)	4.7500	09/15/25	99,406
				33,510,286
	TECHNOLOGY HARDWARE — 0.0%(b)
100,000	IMAX Corporation	0.5000	04/01/26	106,992

	TECHNOLOGY SERVICES — 2.6%
100,000	CSG Systems International, Inc.	3.8750	09/15/28	110,654
16,000,000	Global Payments, Inc.	1.5000	03/01/31	14,538,839
100,000	Parsons Corporation	2.6250	03/01/29	109,402
				14,758,895

4

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.2% (Continued)
	TRANSPORTATION & LOGISTICS — 1.6%
8,000,000	World Kinect Corporation	3.2500	07/01/28	$9,100,589

	TRANSPORTATION EQUIPMENT — 1.1%
6,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	6,401,438

	TOTAL CONVERTIBLE BONDS (Cost $561,768,865)			573,440,995

Shares
	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
3,664,987	BlackRock Liquidity Funds T-Fund, Institutional Class, 4.17% (Cost $3,664,987)(d)			3,664,987

	TOTAL INVESTMENTS - 99.8% (Cost $565,433,852)			$577,105,982
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			1,087,881
	NET ASSETS - 100.0%			$578,193,863

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2025.
(b)	Percentage rounds to less than 0.1%.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is $67,834,840 or 11.7% of net assets.
(d)	Rate disclosed is the seven-day effective yield as of July 31, 2025.
(e)	Interest rate represents the comparable yield on the contingent payment debt instrument.

5

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 75.7%
	AEROSPACE & DEFENSE — 1.1%
2,000,000	Boeing Company - Bank of America Finance, LLC Synthetic(d)	5.0000	05/27/27	$2,135,400

	ASSET MANAGEMENT — 2.1%
4,000,000	Capital Southwest Corporation	5.1250	11/15/29	4,045,563

	AUTOMOTIVE — 2.6%
5,000,000	Ford Motor Company(a)	1.0100	03/15/26	4,968,938

	BIOTECH & PHARMA — 11.9%
5,000,000	AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(d)	4.9700	04/26/28	5,035,000
5,700,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	4,910,251
5,400,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	5,097,673
3,800,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.5470	10/25/27	3,572,000
4,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(d)	1.5700	02/24/28	3,807,600
				22,422,524
	ELECTRIC UTILITIES — 6.0%
2,105,000	Alliant Energy Corporation(b)	3.2500	05/30/28	2,149,072
4,091,000	FirstEnergy Corporation(b)	3.6250	01/15/29	4,214,602
5,000,000	PG&E Corporation	4.2500	12/01/27	4,993,312
				11,356,986
	HOME CONSTRUCTION — 2.6%
5,000,000	Meritage Homes Corporation	1.7500	05/15/28	4,944,379

	HOUSEHOLD PRODUCTS — 2.4%
5,000,000	Spectrum Brands, Inc.	3.3750	06/01/29	4,558,084

	INSURANCE — 4.7%
5,000,000	Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic(d)	4.3804	01/07/28	4,899,500
4,000,000	Fairfax Financial Holdings Limiited - Bank of Montreal Synthetic(b),(d)	4.4950	07/08/27	3,898,400
				8,797,900
	INTERNET MEDIA & SERVICES — 6.9%
6,000,000	Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic(d)	4.8600	02/24/27	5,988,600
4,700,000	Lyft, Inc.	0.6250	03/01/29	4,819,989
6

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 75.7% (Continued)
	INTERNET MEDIA & SERVICES — 6.9% (Continued)
2,000,000	Uber Technologies, Inc.(a)	(32.320)	12/15/25	$2,276,103
				13,084,692
	LEISURE / ENTERTAINMENT — 0.8%
1,400,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic(d)	5.0858	02/27/26	1,432,900

	LEISURE FACILITIES & SERVICES — 2.4%
5,000,000	DraftKings, Inc.(a)	3.6100	03/15/28	4,556,517

	LEISURE PRODUCTS — 5.2%
4,700,000	LCI Industries(b)	3.0000	03/01/30	4,856,701
5,600,000	Winnebago Industries, Inc.	3.2500	01/15/30	4,902,450
				9,759,151
	MACHINERY — 5.0%
4,000,000	Caterpillar, Inc. - Canadian Imperial Bank of Commerce Synthetic(d)	4.5700	05/19/27	4,375,000
5,000,000	Deere & Company - Bank of America Finance LLC Synthetic(d)	4.2900	05/18/28	4,985,000
				9,360,000
	MEDICAL EQUIPMENT & DEVICES — 3.7%
2,000,000	Haemonetics Corporation	2.5000	06/01/29	1,998,206
5,000,000	LivaNova plc	2.5000	03/15/29	5,010,697
				7,008,903
	OIL & GAS — 2.0%
4,000,000	Schlumberger Limited - Royal Bank of Canada Synthetic(d)	4.6400	09/25/27	3,759,200

	SEMICONDUCTORS — 8.2%
5,000,000	NVIDIA Corporation - Bank of Montreal Synthetic(d)	4.9000	11/22/27	5,452,501
5,200,000	ON Semiconductor Corporation	0.5000	03/01/29	4,944,149
5,500,000	Vishay Intertechnology, Inc.	2.2500	09/15/30	5,046,215
				15,442,865
	SOFTWARE — 5.0%
4,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	3,845,330
5,000,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(d)	4.8900	02/03/27	5,562,500
				9,407,830

7

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 75.7% (Continued)
	TECHNOLOGY SERVICES — 2.2%
4,500,000	Global Payments, Inc.	1.5000	03/01/31	$4,089,048

	TRANSPORTATION & LOGISTICS — 0.9%
1,500,000	World Kinect Corporation	3.2500	07/01/28	1,706,360

	TOTAL CONVERTIBLE BONDS (Cost $141,880,967)			142,837,240

	CORPORATE BONDS — 22.6%
	BIOTECH & PHARMA — 3.0%
5,600,000	Pfizer Investment Enterprises Pte Ltd.	4.4500	05/19/26	5,603,539

	DIVERSIFIED INDUSTRIALS — 2.8%
5,400,000	3M Company	2.2500	09/19/26	5,268,134

	HEALTH CARE FACILITIES & SERVICES — 2.8%
5,400,000	Laboratory Corp of America Holdings	1.5500	06/01/26	5,272,774

	HOUSEHOLD PRODUCTS — 2.8%
5,300,000	Colgate-Palmolive Company	4.8000	03/02/26	5,325,820

	INSURANCE — 2.8%
5,300,000	Berkshire Hathaway, Inc.	3.1250	03/15/26	5,267,536

	MACHINERY — 2.8%
5,400,000	Caterpillar Financial Services Corporation	2.4000	08/09/26	5,298,768

	SEMICONDUCTORS — 2.8%
5,500,000	Texas Instruments, Inc.	2.9000	11/03/27	5,349,833

8

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.6% (Continued)
	TELECOMMUNICATIONS — 2.8%
5,400,000	Verizon Communications, Inc.	0.8500	11/20/25	$5,341,289

	TOTAL CORPORATE BONDS (Cost $42,767,935)			42,727,693

Shares
	SHORT-TERM INVESTMENTS — 3.1%
	MONEY MARKET FUNDS - 3.1%
5,754,300	BlackRock Liquidity Funds T-Fund, Institutional Class, 4.17% (Cost $5,754,300)(c)			$5,754,300

	TOTAL INVESTMENTS - 101.4% (Cost $190,403,202)			$191,319,233
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%			(2,684,857)
	NET ASSETS - 100.0%			$188,634,376

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2025.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is $15,118,775 or 8.0% of net assets.
(c)	Rate disclosed is the seven-day effective yield as of July 31, 2025.
(d)	Interest rate represents the comparable yield on the contingent payment debt instrument.

9